STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

On December 7, 2011, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada in order to increase the Company’s authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, change the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

Common Stock Warrants

During the three months ended March 31, 2014, the Company recorded stock based compensation expense of $10,394 in connection with vested warrants. At March 31, 2014, there was a total of $34,646 of unrecognized compensation expense related to this non-vested warrant-based compensation arrangements.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2013	708,260	$6.66	2.74
Granted	-	-	-
Cancelled	(23,077)	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at March 31, 2014	685,183	$6.66	2.31

Warrants exercisable at March 31, 2014	678,773	$6.67
Weighted average fair value of warrants granted during the period ended		$-

Common Stock Options

For the three months ended March 31, 2014 the Company recorded stock-based compensation of $354,132, stock based consulting expense of $128,787 and stock-based legal fees of $5,750 related to vested options. At March 31, 2014, there was a total of $3,071,551 of unrecognized compensation expense related to these non-vested option-based compensation arrangements discussed above.

A summary of the stock options as of March 31, 2014 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2013	1,338,076	5.83	5.21
Granted	-	-	-
Exercised	-	-	-
Forfeited	(190,384)	5.90	-
Cancelled	-	-	-
Balance outstanding at March 31, 2014	1,147,692	$5.85	4.61

Options exercisable at March 31, 2014	242,580	$6.13
Options expected to vest	905,112
Weighted average fair value of options granted during the period		$-

Stock options outstanding at March 31, 2014 as disclosed in the above table have approximately $722,000 intrinsic value at the end of the period.

Restricted Stock Unit

On November 13, 2013, the Company entered into a two year consulting agreement with Jeff Feinberg (the “Feinberg Agreement”), pursuant to which we agreed to grant Mr. Feinberg a restricted stock unit (“RSU”) for 100,000 shares of our restricted common stock.  The RSU vests in two installments:  50% on the one-year anniversary of the Feinberg Agreement (the “First Vesting”) and the remaining 50% on the second year anniversary of the Feinberg Agreement (the “Second Vesting”).  The shares of common stock will be issued upon Mr. Feinberg’s meeting each of the two vesting requirements.  During the first six months, the Feinberg Agreement can be terminated without any vesting under certain circumstances described in the Feinberg Agreement.  If the Feinberg Agreement is terminated following the First Vesting but prior to the Second Vesting, the RSU is subject to acceleration of the Second Vesting under certain circumstances also described in the Feinberg Agreement.  Mr. Feinberg is the trustee of The Feinberg Family Trust and holds voting and dispositive power over the shares held by The Feinberg Family Trust, which is a 10% beneficial owner of our common stock.  The Company valued the RSU at $570,000 or $5.70 per share. During the three months ended March 31, 2014, the Company recorded stock based consulting of $71,250. The remaining balance which is included in prepaid expenses at March 31, 2014 and December 31, 2013 amounted to $461,542 and $532,792, respectively, and will be amortized over the remaining term of the agreement.

On December 7, 2011, the Company increased its authorized capital to 200,000,000 shares of common stock from 75,000,000 shares, changed the par value to $0.0001 per share from $.001 per share, and authorized new 50,000,000 shares of preferred stock, par value $0.0001 per share.

On June 24, 2013, the reverse stock split ratio of one (1) for thirteen (13) basis was approved by the Board of Directors. On July 18, 2013, the Company filed a certificate of amendment to its Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada in order to effectuate a reverse stock split of the Company’s issued and outstanding common stock, par value $0.0001 per share on a one (1) for thirteen (13) basis. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

Common Stock

In April 2013, the Company sold an aggregate of 2,404 post-split (31,250 pre-split) units with gross proceeds to the Company of $25,000 to a certain accredited investor pursuant to a subscription agreement. Each unit was sold for a purchase price of $10.40 post-split ($0.80 pre-split) per unit and consists of: (i) two shares of the Company’s common stock (4,808 post-split common stock) and (ii) a five-year warrant to purchase an additional share of common stock (2,404 post- split warrants) at an exercise price of $7.80 post-split ($0.60 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The warrants may be exercised on a cashless basis.

On April 17, 2013, the Company executed a consulting agreement with a consultant pursuant to a 12 month consulting agreement for business advisory services. Pursuant to the terms of the agreement, the consultant shall receive a retainer of $5,000 per month. Additionally, the Company shall issue to the consultant 30,769 post-split (400,000 pre-split) shares of common stock of which 7,692 post-split (100,000 pre-split) shares vest immediately and the remaining 23,077 post-split (300,000 pre-split) shares will vest over a 12 month period. In June 2013, the Company issued 11,538 shares for services rendered and valued these common shares at the fair market value on the date of grant at approximately $5.03 per share or $58,000. In third quarter of 2013, the Company issued an aggregate of 5,769 shares of common stock in connection with this consulting agreement. The Company valued the shares at the fair market value on the date of grant at approximately $6.00 per share or $34,480.

On May 22, 2013, the Company executed a one-year consulting agreement with a consultant for business advisory and capital restructuring services. The Company granted 23,077 post-split shares of common stock in connection with this consulting agreement and was valued at fair market value on the date of grant at approximately $5.85 post-split per share. The Company recorded the total consideration of $135,000 as prepaid expense and amortized $78,750 during the year.  The remaining balance will be amortized over the remaining term of the consulting agreement.

On May 31, 2013, the Company sold an aggregate of 999,998 post-split (13,000,000 pre-split) units (the “Units”) representing gross proceeds to the Company of $5,200,000 to certain accredited investors (the “Investors”) pursuant to a securities purchase agreement (the “Securities Purchase Agreement”).  Each Unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per Unit and consists of: (i) one share (the “Shares”) of the Company’s common stock (999,998 post-split common stock) and (ii) a three (3) year warrant (the “Warrants”) to purchase half a share of the common stock (499,999 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events. The Company paid placement agent fees of $170,000 to two broker-dealers in connection with the sale of the units, of which $30,000 was previously paid by the Company as a retainer.

The Warrants may be exercised on a cashless basis at any time that the registration statement to be filed pursuant to the Registration Rights Agreement is not effective after the Effectiveness Date (as defined below). The Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 9.99% of the Company’s issued and outstanding Common Stock.

Pursuant to a Registration Rights Agreement with the Investors, the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (“SEC”) covering the Shares and the Common Stock underlying the Warrants within 45 days of the final closing date of the sale of Units (the “Filing Date”) and to maintain the effectiveness of such registration statement. The Company has agreed to use its best efforts to have the initial registration statement declared effective within 120 days of the Filing Date (or within 135 days of the Filing Date in the event that the registration statement is subject to full review by the SEC) (the “Effectiveness Date”). If (i) a registration statement is (A) not filed with the SEC on or before the Filing Date or (B) not declared effective by the SEC on or before the Effectiveness Date, (ii) other than during an allowable grace period, sales cannot be made pursuant to the registration statement or the prospectus contained therein is not available for use for any reason, or (iii) the Company fails to file with the SEC any required reports under Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended, then, the Company shall pay to the Investors an amount in cash equal to one percent (1%) of such Investor’s purchase price every thirty (30) days.  Notwithstanding the foregoing, however, the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

In connection with the acquisition of CyberFone Systems, the Company (i) issued 461,538 post-split (6,000,000 pre-split) shares of common stock to the CyberFone Sellers (see Note 3).  The Company valued these common shares at the fair market value on the date of grant at $4.94 post-split ($0.38 pre-split) per share or $2,280,000.

On June 11, 2013, the Company granted an aggregate of 96,154 post-split (1,250,000 pre-split) shares of common stock to the Company’s CFO and to a director of the Company, which were valued at fair market value on the date of grant at approximately $5.27 post-split ($0.41 pre-split) per share for a total of $506,250. The shares vested immediately on issuance. During the year ended December 31, 2013, the Company recorded stock-based compensation expense of the total $506,250 related to the vested restricted stock grants.

On June 28, 2013, the Company executed a one-year consulting agreements with two consultants for investor communications and public relation services. The Company granted an aggregate of 67,308 post-split (875,000 pre-split) shares of common stock in connection with these consulting agreements, which shares were valued at fair market value on the date of grant at approximately $4.55 post-split per share for aggregate value of In connection with the issuance of these common shares, the Company recorded prepaid stock-based consulting of $306,256 and amortized $153,128 during the year ended December 31, 2013, with the balance to be amortized over the remaining consulting agreement term.

On July 25, 2013, the Company granted 4,380 shares of common stock for legal services rendered. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $6.85 per share or $30,000.

On July 29, 2013, the Company converted legal fees of $29,620 into 5,696 units of securities. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock 5,696 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock  (2,848 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events.

In August 2013, the Company sold an aggregate of 153,846 post-split (2,000,000 pre-split) units representing gross proceeds to the Company of $800,000 to certain accredited investors pursuant to a securities purchase agreement. Each unit was subscribed for a purchase price of $5.20 post-split ($0.40 pre-split) per unit and consists of: (i) one share of the Company’s common stock (153,846 post-split common stock) and (ii) a three (3) year warrant to purchase half a share of the common stock (76,923 post-split warrants) at an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment upon the occurrence of certain events such as stock splits and stock dividends and similar events. Additionally, the Company paid placement agent fees of $35,029 and legal fees of $42,375 in connection with the sale of units.

In October 2013, the Company acquired 4 US patents in consideration for 150,000 restricted shares of the Company’s common stock. The restricted shares shall be subject to forfeiture rights for the benefit of the Company in the event no enforcement action is effected by the lapse of the enforcement period as defined in the patent purchase agreement. In connection with this transaction, the Company valued the shares at the fair market value on the date of grant at $4.79 per share or $718,500.

On November 12, 2013, the Company received, in cash, the amount of $25,000 in full payment of a subscription receivable for the purchase of 4,808 shares of the Company’s common stock and subsequently issued the shares to the investor.

Common Stock Warrants

During the year ended December 31, 2013, the Company issued 582,175 warrants in connection with financings.  Also, during the same period, 73,077 post-split (950,000 pre-split) warrants were forfeited in accordance with the termination of employee and consultant relationships. During the year ended December 31, 2013, the Company recorded stock based compensation expense of $117,796 in connection with vested warrants. At December 31, 2013, there was a total of $99,087 of unrecognized compensation expense related to  non-vested warrant-based compensation arrangements.

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	199,162	$7.02	6.52
Granted	582,175	6.50	2.46
Cancelled	-	-	-
Forfeited	(73,077)	6.50	8.08
Exercised	-	-	-
Balance at December 31, 2013	708,260	$6.66	2.74

Warrants exercisable at December 31, 2013	680,055	$6.66
Weighted average fair value of warrants granted during the period ended December 31, 2013		$6.50

Common Stock Options

On November 14, 2012, the Company entered into an employment agreement with Doug Croxall (the “Croxall Employment Agreement”), whereby Mr. Croxall agreed to serve as Company’s Chief Executive Officer for a period of two years. Mr. Croxall received a ten year option award to purchase an aggregate of 153,846 post-split (2,000,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment, which shall vest in 24 equal monthly installments on each monthly anniversary of the date of the Croxall Employment Agreement. The options were valued on the grant date at approximately $6.24 post-split ($0.48 pre-split) per option or a total of $968,600 using a Black-Scholes option pricing model with the following assumptions: stock price of $6.50 post-split ($0.50 pre-split) per share (based on the recent selling price of the Company’s common stock at private placements), volatility of 192%, expected term of 5 years, and a risk free interest rate of 0.61%.

On January 28, 2013, the Company entered into an employment agreement with John Stetson, the Company’s Chief Financial Officer and Secretary (the “Stetson Employment Agreement”) whereby Mr. Stetson agreed to serve as the Company's Chief Financial Officer for a period of one year, subject to renewal. Mr. Stetson shall receive a ten year option award to purchase an aggregate of 38,462 post-split (500,000 pre-split) shares of the Company’s common stock with an exercise price of $6.50 post-split ($0.50 pre-split) per share, subject to adjustment, which shall vest in three (3) equal annual installments on the beginning on the first annual anniversary of the date of the Stetson Employment Agreement, provided Mr. Stetson is still employed by the Company.

On March 1, 2013, Mr. Nathaniel Bradley was appointed as the Company’s Chief Technology Officer and President of IP Services. Pursuant to the Employment Agreement between the Company and Mr. Bradley dated March 1, 2013 (“Bradley Employment Agreement”). Mr. Bradley was awarded five (5) year stock options to purchase an aggregate of 76,923 post-split (1,000,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $11.05 post-split ($0.85 pre-split) per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Bradley is still employed by the Company on each such date. On June 19, 2013, the Board of Directors accepted resignation of Mr. Nathaniel Bradley from his position of Chief Technology Officer and President of IP Services with the Company. In connection with his resignation, Mr. Bradley entered into a Separation and Release Agreement with the Company, pursuant to which, Mr. Bradley is entitled to 9,615 post-split (125,000 pre-split) options previously granted to him under his employment agreement which have vested and 67,308 post-split (875,000 pre-split) options have been cancelled.

On March 1, 2013, Mr. James Crawford was appointed as the Company’s Chief Operating Officer. Pursuant to the Employment Agreement between the Company and Mr. Crawford dated March 1, 2013 (“Crawford Employment Agreement”), Mr. Crawford shall serve as the Company’s Chief Operating Officer for two (2) years. Mr. Crawford was awarded five (5) year stock options to purchase an aggregate of 38,462 post-split (500,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 1, 2013 as reported by the OTC Bulletin Board or an exercise price of $11.05 post-split ($0.85 pre-split) per share, vesting in twenty-four (24) equal installments on each monthly anniversary of March 1, 2013, provided Mr. Crawford is still employed by the Company on each such date. On June 19, 2013, the Company granted 38,462 post-split (500,000 pre-split) options to Mr. Crawford. The stock options granted have an exercise price equal to the fair market value per share on the option grant date, which was $4.94 post-split ($0.38 pre-split) per share. The options issued to Mr. Crawford are conditioned upon the cancellation of the stock options granted to him on March 1, 2013 under his employment agreement with the Company and will vest in twenty-four (24) equal installments on each monthly anniversary of the date of grant.

Pursuant to the Independent Director Agreement between the Company and each of Mr. Nard and Mr. Rosellini dated March 8, 2013, each director was granted five (5) year stock options to purchase an aggregate of 7,692 post-split (100,000 pre-split) shares of the Company’s common stock, with a strike price based on the closing price of the Company’s common stock on March 8, 2013 as reported by the OTC Bulletin Board or an exercise price of $6.50 post-split ($0.50 pre-split) per share. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary, and shall be subject to the Company’s stock plan as in effect from time to time, including any clawback and termination provisions therein. The option agreements shall provide for cashless exercise features. Such agreement shall be terminated upon resignation or removal of Mr. Nard and Mr. Rosellini as members of Board of Directors.

On June 11, 2013, the Company granted an aggregate of 176,923 post-split (2,300,000 pre-split) 5-year options to purchase shares of common stock exercisable at $5.33 post-split ($0.41 pre-split) per share to the Chief Executive Officer and two directors of the Company. The stock options shall vest pro rata monthly over the following 24-month period.

On June 11, 2013, the Company granted 15,385 post-split (200,000 pre-split) 5-year options to purchase shares of common stock exercisable at $5.33 post-split ($0.41 pre-split) per share to a consultant for legal services. The stock options shall vest pro rata monthly over the following 24-month period.

On June 19, 2013, the Company granted an aggregate of 23,077 post-split (300,000 pre-split) 5-year options to purchase shares of common stock exercisable at $4.94 post-split ($0.38 pre-split) per share to two employees of the Company. The options shall vest as follows: 33% the first anniversary hereof; 33% on the second anniversary and 34% on the third anniversary.

On July 25, 2013, the Company granted an aggregate of 67,307 five-year options to purchase shares of common stock to four consultants who are employees of IP Nav. Such options shall vest 33% on the first year anniversary, 33% on the second year anniversary and 34% on the third year anniversary. The exercise price was based on the $6.85 closing price of the Company’s common stock on the date of grant. In October 2013, 9,615 of these options were forfeited in accordance with the termination of consultant relationships.

On August 19, 2013, the Company granted an aggregate of 303,846 five-year options to purchase shares of common stock to two consultants who are employees of IP Nav. Such options shall vest 33% on the first year anniversary, 33% on the second year anniversary and 34% on the third year anniversary. The exercise price was based on the $5.85 closing price of the Company’s common stock on the date of grant. Since these two consultants are no longer employees of IP Nav and no longer perform services for us, these options were forfeited in accordance with their terms.

On November 11, 2013, we entered into a three year consulting agreement with Kairix Analytics, Ltd.  (“Kairix”) (the “Kairix Agreement”), pursuant to which we agreed to grant to Kairix an option to purchase 300,000 shares of the Company’s common stock at an exercise price of $5.70 per share, reflecting the closing price of the Company’s common stock on the date of grant.  The option has a term of five (5) years and vests 33% on each of the first and second anniversaries and 34% on the third anniversary of the Kairix Agreement.  The Company has valued the option at $984,447 using the Black-Scholes option pricing model with the following assumptions:  an expected life of two and one-half years; volatility of 100% and a risk-free interest rate of 0.65%.  In addition, Kairix will be entitled to receive either 2% or 5% of the net revenue derived from the enforcement of patents by either the Company or its subsidiaries and resulting from work performed by Kairix on behalf of the Company, with the percentage applied to be based on the contribution made to the generation of the revenue by Kairix, as further described in the Kairix Agreement.  The Company terminated the consulting agreement with Kairix on June 18, 2014, with an effective date of July 18, 2014, which among other things, terminated Kairix’s option to purchase shares under the consulting agreement.

On November 18, 2013, we entered into Amendment No. 1 to the Executive Employment Agreement with our Chief Executive Officer and Chairman, Doug Croxall.  As part of Amendment No. 1, we granted Mr. Croxall ten (10) year stock options to purchase an aggregate of 100,000 shares of our common stock, with an exercise price of $5.93 per share (reflecting the closing price of our common stock on the date of grant) and vesting in twenty-four (24) equal installments on each monthly anniversary date of the grant.  The Company has valued the option grant at $442,692 using the Black-Scholes option pricing model with the following assumptions:  an expected life of five years; volatility of 100%; and a risk-free rate of 1.33%.

On November 18, 2013, we entered into a two year Executive Employment Agreement with Richard Raisig (the “Raisig Agreement”), pursuant to which Mr. Raisig shall serve as our Chief Financial Officer, effective December 3, 2013.  As part of the Raisig Agreement, we agreed to issue Mr. Raisig ten (10) year stock options to purchase an aggregate of 115,000 shares of common stock, with an exercise price of $5.70 per share, vesting in twenty-four (24) equal installments on each monthly anniversary of the date of the Raisig Agreement, provided Mr. Raisig is still employed by us on each such date.  We have valued the options at $511,036 using the Black-Scholes option pricing model with the following assumptions:  market price on the date of grant of $5.90; an expected life of five years; volatility of 101%; and a risk-free rate of 1.40%.

The 1,309,230 options granted during the year ended December 31, 2013 were valued on the grant date at ranging from approximately $2.81 to $7.40 per option or a total of $5,083,852 using the Black-Scholes option pricing model used for this valuation had the following assumptions: stock price ranging from $4.94 to $11.05  per share, volatility of ranging from 99% to 108%, expected term of ranging from approximately 2.5 to 5 years, and a risk free interest rate ranging from 0.31% to 1.40%.

For the year ended December 31, 2013, the Company recorded stock-option based compensation expense of $1,122,412 and stock-option based legal fees of $12,458. At December 31, 2013, there was a total of $4,445,740 of unrecognized compensation expense related to non-vested option-based compensation arrangements entered into during the year.

A summary of the stock options as of December 31, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	153,846	6.50	9.87
Granted	1,309,230	5.74	4.98
Exercised	-	-	-
Forfeited	(9,615)	11.05	-
Cancelled	(115,384)	11.05	-
Balance outstanding at December 31, 2013	1,338,076	$5.83	5.21

Options exercisable at December 31, 2013	145,192,	$5.97	7.15
Options expected to vest	1,192,885
Weighted average fair value of options granted during the period		$3.88

Stock options outstanding at December 31, 2013 as disclosed in the above table have $705,461 intrinsic value at the end of the period.

Restricted Stock Unit

On November 13, 2013, we entered into a two year consulting agreement with Jeff Feinberg (the “Feinberg Agreement”), pursuant to which we agreed to grant Mr. Feinberg a restricted stock unit (“RSU”) for 100,000 shares of our restricted common stock.  The RSU vests in two installments:  50% on the one-year anniversary of the Feinberg Agreement (the “First Vesting”) and the remaining 50% on the second year anniversary of the Feinberg Agreement (the “Second Vesting”).  The shares of common stock will be issued upon Mr. Feinberg’s meeting each of the two vesting requirements.  During the first six months, the Feinberg Agreement can be terminated without any vesting under certain circumstances described in the Feinberg Agreement.  If the Feinberg Agreement is terminated following the First Vesting but prior to the Second Vesting, the RSU is subject to acceleration of the Second Vesting under certain circumstances also described in the Feinberg Agreement.  Mr. Feinberg is the trustee of The Feinberg Family Trust and holds voting and dispositive power over the shares held by The Feinberg Family Trust, which is a 10% beneficial owner of our common stock.  The Company valued the RSU at $570,000 and recorded that amount as a prepaid expense and amortized $37,208 of that amount during the year ended December 31, 2013.  The remaining balance at December 31, 2013 of $532,792 will be amortized over the remaining term of the agreement.